Equity-Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2021		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2021 $	2020 $
Angola Joint Venture (i)	33%	4	-	102,477	90,659
Bahrain LNG Joint Venture (ii)	30%	-	1	57,277	38,678
Excalibur Joint Venture (iii)	50%	1	-	10,418	35,871
Exmar LPG Joint Venture (iv)	50%	21	-	138,751	134,138
MALT Joint Venture (v)	52%	6	-	361,550	359,442
Pan Union Joint Venture (vi)	20%-30%	4	-	81,570	81,548
RasGas III Joint Venture (vii)	40%	4	-	109,866	97,721
Yamal LNG Joint Venture (viii)	50%	6	-	296,065	234,452
		46	1	1,157,974	1,072,509
Less credit loss provision				(4,100)	(4,726)
Total investments in and advances to equity-accounted joint ventures, net				1,153,874	1,067,783
Less current portion of advances to equity- accounted joint ventures, net				(17,500)	(10,991)
Investments in and advances to equity- accounted joint ventures, net				1,136,374	1,056,792